Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission expense [abstract]
Commissions assigned to third parties	€ 1,856	€ 2,350	€ 1,972
Cards	1,249	1,616	1,358
By collection and return of effects	12	12	11
Other fees assigned	595	722	603
Other commissions paid	1,153	1,220	1,207
Brokerage fees on lending and deposit transactions	26	27	42
Sales of insurance and pension funds	248	232	232
Other fees and commissions	879	961	933
Total commission expense	€ 3,009	€ 3,570	€ 3,179